FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets:
Interest rate swap instrument	$ 296		$ 449
Foreign currency derivative instruments			196
Lease embedded derivatives	90		301
Total assets	386		946
Liabilities:
Interest rate swap instruments	(141)		(271)
Foreign currency derivative instruments	(842)		(224)
Cash fee	(17)	[1]	(182)	[1]
Lease embedded derivative	(879)		(2,341)
Total liabilities	(1,879)		(3,018)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Interest rate swap instrument
Foreign currency derivative instruments
Lease embedded derivatives
Total assets
Liabilities:
Interest rate swap instruments
Foreign currency derivative instruments
Cash fee		[1]		[1]
Lease embedded derivative
Total liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Interest rate swap instrument	296		449
Foreign currency derivative instruments			196
Lease embedded derivatives	90		301
Total assets	386		946
Liabilities:
Interest rate swap instruments	(141)		(271)
Foreign currency derivative instruments	(842)		(224)
Cash fee		[1]		[1]
Lease embedded derivative	(879)		(2,341)
Total liabilities	(1,862)		(2,836)
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Interest rate swap instrument
Foreign currency derivative instruments
Lease embedded derivatives
Total assets
Liabilities:
Interest rate swap instruments
Foreign currency derivative instruments
Cash fee	(17)	[1]	(182)	[1]
Lease embedded derivative
Total liabilities	$ (17)		$ (182)

[1]	The Company using the assistance of an independent valuation firm, determined the fair value for Cash fee related to the Company's share price (see also note 8), using the Monte Carlo simulation model.